Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status

NOTE F—TAX STATUS

Effective August 10, 2021, the Internal Revenue Service (“IRS”) determined and informed the Plan by letter, the Plan and related trust as well as all related amendments since December 22, 2017 (the date of the prior determination letter), as then designed, was in compliance with applicable requirements of the Code. The Plan has been amended and restated since receiving the determination letter. However, the Plan Administrator believes that the Plan is currently designed and continues to be operated in compliance with the applicable requirements of the Code, and therefore, believes the Plan is qualified, and the related trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing authorities; however, there are currently no audits for any tax periods in progress.